DERIVATIVE LIABILITIES (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Warrant derivative liabilities
Beginning balance	$ 432,793	$ 0
Reclassification of fair value of warrant derivative liability to additional paid-in capital upon cashless	(518,224)
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture		99,999
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture to Former CFO		49,999
Initial fair value of warrant derivative liability with the February 2014 Convertible Debentures		76,299
Change in Fair Value	249,501	206,496
Ending Balance	164,070	432,793
Embedded conversion feature derivative liabilities
Beginning Balance	301,779	0
Initial fair value of embedded conversion feature derivative liabilities with the Q3 2015 Notes		901,784
Initial fair value of embedded conversion feature derivative liabilities with the 2016 Notes	3,444,284
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversions of Q3 2015 Notes	(2,018,565)
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversions of 2016 Notes	(1,093,263)
Change in Fair Value	(314,561)	(600,005)
Ending Balance	$ 319,674	$ 301,779